21. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income Loss
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The accumulated other comprehensive income balance consists of:

	At December 31	At December 31
(in thousands)	2017	2016

Cumulative foreign currency translation	$(48,454)	$(61,371)
Unamortized experience gain – post employment liability
Gross	786	786
Tax effect	(208)	(208)
Unrealized gains on investments
Gross	11	7
	$(47,865)	$(60,786)